Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE U.S. TREASURY FUNDS, INC.
Entity Central Index Key	0000853437
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000219345
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Long-Term Index Fund
Class Name	Z Class
Trading Symbol	(TRZUX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Long-Term Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The long-term U.S. Treasury market generated negative returns over the 12-month period ended May 31, 2024, dragged down by rising interest rates that stemmed from resilient economic data, unexpected Fed rate hikes in 2023, and, ultimately, the market’s subsequent reduction of rate cut expectations in 2024.

  Security selection among U.S. Treasuries contributed to relative results. An overweight to deeply discounted bonds was constructive as their prices declined less in the sell-off toward the end of 2023. Maintaining an underweight to 20-year securities also contributed as they underperformed throughout the period.

  Yield curve positioning detracted from returns relative to the fund’s style-specific benchmark, the Bloomberg U.S. Long Treasury Bond Index. While our average duration was neutral, tactical movements throughout the period hindered relative performance. Similarly, we made tactical bets on the future shape of the yield curve. We were positioned for a steeper curve in June 2023 and again in December 2023, both of which hindered relative performance as the curve flattened during those periods.

  The U.S. Treasury Long-Term Index Fund seeks to provide a high level of income consistent with maximum credit protection with a weighted average maturity between 15 and 20 years. Over the period, we eliminated a small, out-of-benchmark allocation to Ginnie Mae (GNMA) mortgage-backed securities and initiated a small, out-of-benchmark tactical position in U.S. Treasury inflation protected securities (TIPS). Our nominal allocation to U.S. Treasury bonds and notes ended the period slightly lower than where it started.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/16/2020
U.S. Treasury Long-Term Index Fund (Z Class)	- 7.37%	- 10.43%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 1.82
Bloomberg U.S. Long Treasury Bond Index (Strategy Benchmark)	- 7.16	- 10.46

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 4,904,667,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ (122,000)
InvestmentCompanyPortfolioTurnover	85.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,904,667
Number of Portfolio Holdings	49

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

U.S. Treasury Securities	97.9%
Reserves	2.1

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds	95.5%
U.S. Treasury Inflation-Indexed Notes	2.3
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
C000190631
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Long-Term Index Fund
Class Name	I Class
Trading Symbol	(PRUUX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Long-Term Index Fund - I Class	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The long-term U.S. Treasury market generated negative returns over the 12-month period ended May 31, 2024, dragged down by rising interest rates that stemmed from resilient economic data, unexpected Fed rate hikes in 2023, and, ultimately, the market’s subsequent reduction of rate cut expectations in 2024.

  Security selection among U.S. Treasuries contributed to relative results. An overweight to deeply discounted bonds was constructive as their prices declined less in the sell-off toward the end of 2023. Maintaining an underweight to 20-year securities also contributed as they underperformed throughout the period.

  Yield curve positioning detracted from returns relative to the fund’s style-specific benchmark, the Bloomberg U.S. Long Treasury Bond Index. While our average duration was neutral, tactical movements throughout the period hindered relative performance. Similarly, we made tactical bets on the future shape of the yield curve. We were positioned for a steeper curve in June 2023 and again in December 2023, both of which hindered relative performance as the curve flattened during those periods.

  The U.S. Treasury Long-Term Index Fund seeks to provide a high level of income consistent with maximum credit protection with a weighted average maturity between 15 and 20 years. Over the period, we eliminated a small, out-of-benchmark allocation to Ginnie Mae (GNMA) mortgage-backed securities and initiated a small, out-of-benchmark tactical position in U.S. Treasury inflation protected securities (TIPS). Our nominal allocation to U.S. Treasury bonds and notes ended the period slightly lower than where it started.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 5/3/2017
U.S. Treasury Long-Term Index Fund (I Class)	- 7.45%	- 4.66%	- 1.56%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	0.82
Bloomberg U.S. Long Treasury Bond Index (Strategy Benchmark)	- 7.16	- 4.32	- 1.34

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 4,904,667,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ (122,000)
InvestmentCompanyPortfolioTurnover	85.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,904,667
Number of Portfolio Holdings	49

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

U.S. Treasury Securities	97.9%
Reserves	2.1

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds	95.5%
U.S. Treasury Inflation-Indexed Notes	2.3
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
C000005565
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Long-Term Index Fund
Class Name	Investor Class
Trading Symbol	(PRULX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Long-Term Index Fund - Investor Class	$28	0.29%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The long-term U.S. Treasury market generated negative returns over the 12-month period ended May 31, 2024, dragged down by rising interest rates that stemmed from resilient economic data, unexpected Fed rate hikes in 2023, and, ultimately, the market’s subsequent reduction of rate cut expectations in 2024.

  Security selection among U.S. Treasuries contributed to relative results. An overweight to deeply discounted bonds was constructive as their prices declined less in the sell-off toward the end of 2023. Maintaining an underweight to 20-year securities also contributed as they underperformed throughout the period.

  Yield curve positioning detracted from returns relative to the fund’s style-specific benchmark, the Bloomberg U.S. Long Treasury Bond Index. While our average duration was neutral, tactical movements throughout the period hindered relative performance. Similarly, we made tactical bets on the future shape of the yield curve. We were positioned for a steeper curve in June 2023 and again in December 2023, both of which hindered relative performance as the curve flattened during those periods.

  The U.S. Treasury Long-Term Index Fund seeks to provide a high level of income consistent with maximum credit protection with a weighted average maturity between 15 and 20 years. Over the period, we eliminated a small, out-of-benchmark allocation to Ginnie Mae (GNMA) mortgage-backed securities and initiated a small, out-of-benchmark tactical position in U.S. Treasury inflation protected securities (TIPS). Our nominal allocation to U.S. Treasury bonds and notes ended the period slightly lower than where it started.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. Treasury Long-Term Index Fund (Investor Class)	- 7.64%	- 4.83%	- 0.12%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg U.S. Long Treasury Bond Index (Strategy Benchmark)	- 7.16	- 4.32	0.41

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 4,904,667,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ (122,000)
InvestmentCompanyPortfolioTurnover	85.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,904,667
Number of Portfolio Holdings	49

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

U.S. Treasury Securities	97.9%
Reserves	2.1

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds	95.5%
U.S. Treasury Inflation-Indexed Notes	2.3
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]